Property and Equipment - Schedule of Depreciation Expense for the Periods (Details) - BigToken Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Directly identifiable as BIGToken's	$ 2,000	$ 1,000	$ 1,000
Allocated from SRAX, Inc.	37,000	50,000	70,000	26,000
Depreciation expense	$ 2,000	$ 1,000	$ 1,000